Subsequent Event (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Subsequent Event [Line Items]
Contributions receivable from The Sherwin-Williams Company	$ 35,757,027	$ 7,054,903